Note 20 - Stock-based Compensation - Summary of Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Granted (in shares)	0	0
Directors Stock Option Plan [Member]
Outstanding (in shares)	0	9,000	19,500
Outstanding, weighted average exercise price (in dollars per share)	$ 0	$ 18.76	$ 19.42
Granted (in shares)	0	0	0
Granted, weighted average exercise price (in dollars per share)	$ 0	$ 0	$ 0
Exercised (in shares)	0	0	0
Exercised, weighted average exercise price (in dollars per share)	$ 0	$ 0	$ 0
Expired (in shares)	0	(9,000)	(10,500)
Expired, weighted average exercise price (in dollars per share)	$ 0	$ 18.76	$ 20.02
Outstanding (in shares)	0	0	9,000
Outstanding, weighted average exercise price (in dollars per share)	$ 0	$ 0	$ 18.76
Options exercisable (in shares)	0
Options exercisable, weighted average exercise price (in dollars per share)	$ 0